                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                        COUPON      MATURITY
       THOUSANDS                                                                         RATE         DATE                VALUE
       ---------                                                                         ----         ----                ----

                     TAX-EXEMPT MUNICIPAL BONDS  (97.8%)
                     General Obligation  (7.6%)
            $2,000   Huntington Beach Union High School District, California,           5.00%       08/01/26           $2,119,720
                       Ser 2004 (FSA)
             1,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)         8.046[+/+]   03/01/26            1,142,560
             1,500   DuPage County Community Unit School District 200, Illinois,        5.25        10/01/22            1,630,065
                       Weaton Warrenville Ser 2003 C (FSA)
             3,000   Illinois, First Ser 2002 (MBIA)                                   5.375        07/01/21            3,283,230
             -----                                                                                                      ---------
             7,500                                                                                                      8,175,575
             -----                                                                                                      ---------

                     Educational Facilities Revenue  (7.9%)
             1,000   University of California, Ser 2005 F (FSA)                         4.75        05/15/26            1,028,540
             1,000   Val Verde Unified School District, California, School              5.00        01/01/30            1,050,960
                       Construction Project Ser 2005 B (FGIC)
             2,000   District of Columbia, National Academy of Sciences                 5.00        01/01/19            2,120,140
                       Ser 1999 A (Ambac)
             1,000   Massachusetts Development Finance Agency, Boston University        5.00        10/01/39            1,049,810
                       Ser T-1 (Ambac)
             1,000   University of Medicine & Dentistry, New Jersey, COPs Ser A         5.00        09/01/17            1,064,380
             1,000   Ohio State University, General Receipts Ser 1999 (FSA)             5.25        12/01/19            1,074,210
             1,000   Southwest Higher Education Authority, Texas, Southern              5.50        10/01/18            1,110,760
             -----     Methodist University Ser 2002 (Ambac)                                                            ---------
             8,000                                                                                                      8,498,800
             -----                                                                                                      ---------

                     Electric Revenue  (12.9%)
             4,000   Anchorage, Alaska, Refg Ser 1993 (MBIA)                            6.20        12/01/13            4,011,720
             3,500   Southern California Public Power Authority, Mangolia Power         5.00        07/01/21            3,707,480
                       Ser A 2003 (Ambac)
             3,000   South Carolina Public Service Authority, 2003 Refg Ser A (Ambac)   5.00        01/01/21            3,197,070
             3,000   Bedford, Virginia, Hydro Ser 1994 (Ambac)                          5.25        06/01/25            3,033,660
             -----                                                                                                      ---------
            13,500                                                                                                     13,949,930
            ------                                                                                                     ----------

                     Hospital Revenue  (5.6%)
             3,000   New York City Health & Hospitals Corporation, New York,            5.25        02/15/21            3,266,550
                       Health System 2003 Ser B (Ambac)+
             2,600   New York State Dormitory Authority, FHA Insured Mtge 2004 Ser A    5.25        08/15/19            2,825,030
             -----   (FSA)                                                                                              ---------
             5,600                                                                                                      6,091,580
             -----                                                                                                      ---------

                     Industrial Development/Pollution Control Revenue  (4.8%)
             2,000   Golden State Tobacco Securitization Corp, California,
                       Enhanced Asset Backed Ser 2005 A (FGIC) (WI)                     5.00        06/01/38            2,098,960

             3,000   Hawaii Department of Budget & Finance, Hawaiian                    5.00        12/01/22            3,112,980
             -----     Electric Co Inc Refg Ser 2003 B (AMT) (XLCA)                                                     ---------
             5,000                                                                                                      5,211,940
             -----                                                                                                      ---------

                     Mortgage Revenue - Multi-Family  (2.3%)
             2,490   Los Angeles Community Redevelopment Agency, California,            6.55        01/01/27            2,518,361
             -----     Refg Ser 1994 A (Ambac)                                                                          ---------

                     Public Facilities Revenue  (7.9%)
             4,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            4,184,240
             1,700   Jacksonville, Florida, Excise Tax, Refg Ser 2002 (AMT) (MBIA)      5.25        10/01/20            1,837,564
             2,000   Michigan Municipal Bond Authority, Ser 1994 A (FGIC)               6.00        12/01/13            2,045,440
               510   Laredo ISD Public Facilities Corporation, Texas, Ser 2004 C        5.00        08/01/24              528,855
               ---   (Ambac)                                                                                              -------
             8,210                                                                                                      8,596,099
             -----                                                                                                      ---------

                     Recreational Facilities Revenue  (5.4%)
             2,000   Florida Department of Environmental Protection, Preservation       5.25        07/01/13            2,158,760
                       2000 Ser 1999 A (FGIC)
             2,500   Metropolitan Pier & Explosion Authority, Illinois, McCormick       5.25        06/15/42            2,655,950
                        Place Ser 2002 A (MBIA)
             1,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            1,073,820
             -----                                                                                                      ---------
             5,500                                                                                                      5,888,530
             -----                                                                                                      ---------

                     Resource Recovery Revenue  (2.8%)
             2,750   Massachusetts Development Finance Agency, SEMASS                  5.625        01/01/16            3,016,393
             -----     Ser 2001 A (MBIA)                                                                                ---------

                     Tax Allocation Revenue  (2.0%)
             2,000   Massachusetts School Building Authority, Dedicated Sales Tax       5.00        08/15/18            2,168,380
             -----     Revenue Ser 2005 A (FSA) (WI)                                                                    ---------

                     Transportation Facilities Revenue  (16.3%)
             1,500   Phoenix Civic Improvement Corporation, Arizona, Sr Lien            5.75        07/01/18            1,659,690
                       Airport Ser 2002 B (AMT) (FGIC)
             3,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)      6.00        11/15/18            3,314,400
                       (Ambac)
             1,000   Metropolitan Washington Airports Authority, District of            5.00        10/01/20            1,045,970
                       Columbia &Virginia Ser 2004 C (AMT) (FSA) #
             2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee             5.375        01/01/32            2,102,740
                       Ser 2001 A (AMT) (Ambac)
             3,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)                   5.00        01/01/27            3,163,320
             2,000   Metropolitan Transportation Authority, New York, State             5.50        01/01/19            2,227,700
                       Service Contract Ser 2002 A (MBIA)
             1,000   Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)               5.00        12/01/34            1,056,080
             3,000   Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)          5.00        12/01/26            3,117,810
             -----                                                                                                      ---------
            16,500                                                                                                     17,687,710
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (16.8%)
             1,000   Los Angeles Department of Water & Power, California, Water         5.00        07/01/25            1,058,600
                       2004 Ser C (MBIA)
             1,000   Indianapolis Local Public Improvement Bond Bank, Indiana,          5.50        07/01/19            1,110,620
                       Waterworks Ser 2002 A (MBIA)
             1,000   Kansas Development Finance Authority, Public Water Supply          5.50        04/01/21            1,088,880
                       Ser 2000-2 (Ambac)
             2,000   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)          5.00        07/01/30            2,074,040

             1,000   New York City Municipal Water Finance Authority, 2005 Ser C
                       (MBIA)                                                           5.00        06/15/27            1,063,670
             2,000   Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)               4.75        11/15/17            2,095,680
                     Houston, Texas,
             2,000     Combined Utility Refg 2004 Ser A (FGIC)                          5.25        05/15/23            2,164,420
             2,000     Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                      5.50        12/01/16            2,212,960
             2,000   San Antonio, Texas, Water & Refg Ser 2002 (FSA)                    5.00        05/15/28            2,078,620
             2,000   King County, Washington, Sewer Refg 2001 (FGIC)                   5.125        01/01/20            2,140,280
             1,000   Central Brown County Water Authority, Wisconsin, Water System      5.00        12/01/35            1,054,030
             -----     Revenue Ser 2005 (Ambac)                                                                         ---------

            17,000                                                                                                     18,141,800
            ------                                                                                                     ----------

                      Other Revenue (5.5%)
                     New York City Transitional Finance Authority, New York,
             2,000     2003 Ser D (MBIA)                                                5.25        02/01/20            2,187,840
             1,500     2004 Ser C (MBIA)                                                5.00        02/01/21            1,600,005
             2,000   Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA)        5.00        07/01/23            2,112,880
             -----                                                                                                      ---------
             5,500                                                                                                      5,900,725
             -----                                                                                                      ---------
            99,550   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $100,057,134)                                             105,845,823
            ------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (5.3%)
             1,100   Idaho Health Facilities Authority, St Luke's Regional Medical      2.24*       07/01/35            1,100,000
                       Center Ser 2005 (FSA) (Demand 08/01/05)
             3,400   Illinois Financing Authority,  Northwestern Memorial Hospital      2.28*       08/15/38           3,400,000
                       Ser 2004B Subser 2004 B-2 (Demand 08/01/05)
             1,100   Roanoke Industrial Development Authority, Virginia, Carilion       2.33*       07/01/27            1,100,000
                       Health  System Ser 2002 B (Demand 08/01/05)
               135   Virginia Housing Development Authority, 2001 Ser J (MBIA)          5.20        09/01/05++            136,081
               ---                                                                                                        -------
             5,735   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $5,735,000)                                5,736,081
             -----                                                                                                      ---------

          $105,285   TOTAL INVESTMENTS (COST $105,792,135)(a)(b)                       103.1%                         111,581,904
          ========   LIABILITIES IN EXCESS OF OTHER ASSETS                              (3.1)                          (3,378,037)
                                                                                       -----                          -----------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%                        $108,203,867
                                                                                      ======                          ===========

-----------
     AMT    Alternative Minimum Tax.
    COPs    Certificates of Participation.
    ROLS    Reset Option Longs (Illiquid security).
     WI     Security purchased on a when-issued basis.
      +     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $48,000.
     ++     Prerefunded to call date shown.
   [+/+]    Current coupon rate for inverse floating rate municipal obligation.
            This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $1,142,560 which represents 1.1% of net assets applicable to common shareholders.
      *     Current coupon of variable rate demand obligation.
      #     Joint exemption in locations shown.
     (a)    Securities have been designated as collateral in an amount equal to
            $12,994,896 in connection with open futures contracts and the purchase of when-issued securities.
     (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,860,229 and the aggregate gross unrealized depreciation is $70,460, resulting in net unrealized appreciation of
            $5,789,769.

  Bond Insurance:
  ---------------
    Ambac   Ambac Assurance Corporation.
    FGIC    Financial Guaranty Insurance Company.
     FSA    Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

                                               DESCRIPTION,
  NUMBER OF                                   DELIVERY MONTH                   UNDERLYING FACE                UNREALIZED
  CONTRACTS         LONG/SHORT                   AND YEAR                      AMOUNT AT VALUE               APPRECIATION
------------    ------------------    ------------------------------     ----------------------------     --------------------

    60             SHORT               U.S. Treasury Notes 5 yr
                                            September/2005                      $(6,432,188)                    $95,929

    20             SHORT               U.S. Treasury Notes 10yr
                                            September/2005                       (2,219,688)                     29,632

                                                                                                          --------------------

                                             Total unrealized appreciation .........................      $     125,561
                                                                                                          ====================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alaska                                              3.6%
Arizona                                             1.5
California                                         12.2
Colorado                                            3.0
District of Columbia                                2.8
Florida                                             7.3
Hawaii                                              3.8
Idaho                                               1.0
Illinois                                           11.7
Indiana                                             1.0
Kansas                                              1.0
Massachusetts                                       5.6
Michigan                                            3.7
New Jersey                                          3.8
New York                                           11.8
Ohio                                                3.8
Pennsylvania                                        2.8
South Carolina                                      2.9
Texas                                              10.0
Virginia                                            4.8
Washington                                          1.9
Wisconsin                                           0.9
Joint exemptions*                                  (0.9)
                                                    ---
Total+                                            100.0%
                                                  ======

--------------

*  Joint exemptions have been included in each geographic location.
+  Does not include open short futures contracts with an underlying face value amount of $8,651,876 with unrealized appreciation of $125,561.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005

                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5